Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Schedule of Short-Term Borrowings from Financial Institutions
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Bank of Wenzhou		11,500,000	1,644,478	2025.10.30	2026.10.28	4.25%
Bank of China		10,000,000	1,429,981	2025.01.17	2026.01.16	2.70%
Huaxia Bank		10,000,000	1,429,981	2025.09.29	2026.09.20	2.85%
Huaxia Bank		20,000,000	2,859,962	2025.09.29	2026.09.20	2.65%
Industrial and Commercial Bank of China		6,500,000	929,488	2025.03.20	2026.03.20	2.80%
Total	RMB	58,000,000	$8,293,890
Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		1,000,000	136,999	2024.06.27	2025.01.03	3.50%
Bank of Ningbo		5,000,000	684,997	2024.06.13	2025.06.13	2.80%
Bank of Ningbo		1,706,808	233,832	2024.10.30	2025.04.28	2.75%
Total	RMB	7,706,808	$1,055,828